SHARE-BASED PAYMENTS - Carrying Amount of Share Based Payment Liabilities (Details) - CAD ($) $ in Millions	Mar. 31, 2025	Mar. 31, 2024
Disclosure of terms and conditions of share-based payment arrangement [line items]
Total carrying amount of share-based payments liabilities	$ 65.6	$ 61.2
Current portion	25.3	9.9
Share-based payments liabilities (Note 26)	40.3	51.3
DSU plans
Disclosure of terms and conditions of share-based payment arrangement [line items]
Cash-settled plans	48.7	41.6
RSU plan
Disclosure of terms and conditions of share-based payment arrangement [line items]
Cash-settled plans	6.5	9.1
PSU plan
Disclosure of terms and conditions of share-based payment arrangement [line items]
Cash-settled plans	$ 10.4	$ 10.5